Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2022
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	EXPLORATION AND EVALUATION ASSETS

	December 31, 2022	December 31, 2021
Balance, beginning of year	$172,824	$191,865
Capital expenditures	6,359	3,298
Property acquisitions	301	1,100
Divestitures	(498)	(166)
Property swaps	385	408
Impairment reversal	22,503	—
Exploration and evaluation expense	(30,239)	(15,212)
Transfers to oil and gas properties (note 6)	(8,496)	(7,727)
Foreign currency translation	5,545	(742)
Balance, end of year	$168,684	$172,824

At December 31, 2022, the Company identified indicators of impairment reversal for the exploration and evaluation assets within the Peace River CGU due to an increase in land sale values. The recoverable amount for the Peace River CGU exceeded its carrying value and an impairment reversal of $22.5 million was recorded at December 31, 2022. The recoverable amount was based on the CGUs FVLCD and was estimated with reference to arm's length transactions in comparable locations and the discounted cash flows associated with the Company's future development plans.

At December 31, 2021, there were no indicators of impairment or impairment reversal for exploration and evaluation assets in any of the Company's CGUs.